Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables [Abstract]
Schedule of Other Receivables
	As of December 31,
	2023	2022
Cash advance to a third-party vendor	$795,899	$817,564
Provision for expected credit loss on other receivables	(795,899)	-
	$-	$817,564